Shareholders’ Equity (Details) - Schedule of restricted shares units	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Schedule of non-controlling interest [Abstract]
Number of restricted share units outstanding, beginning balance
Weighted average grant date fair value, beginning balance (in Dollars per share) | $ / shares
Aggregate intrinsic value, beginning balance (in Dollars) | $
Number of restricted share units outstanding, Granted	3,334,200
Weighted average grant date fair value, Granted (in Dollars per share) | $ / shares	$ 2
Aggregate intrinsic value, Granted (in Dollars) | $
Number of restricted share units outstanding, Vested	(833,550)
Weighted average grant date fair value, Vested	2
Aggregate intrinsic value, Vested (in Dollars) | $
Number of restricted share units outstanding, ending balance	2,500,650
Weighted average grant date fair value, ending balance (in Dollars per share) | $ / shares	$ 2
Aggregate intrinsic value, ending balance (in Dollars) | $	$ 6,826,775